Dreyfus BNY Mellon Funds, Inc.

- Dreyfus Yield Enhancement Strategy Fund ("DYESF")

Incorporated herein by reference on behalf of the Fund is a Supplement to the Fund's Prospectus, dated February 27, 2015, filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on May 1, 2015 (SEC Accession No. 0001591556-15-000020).